Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal to earn income as a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 54 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Mid Cap Growth Fund	Class A	Class B	Class C	Class Y	Institutional
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	0.31%	1.00%	none	none
Other Expenses	0.39%	0.68%	0.37%	0.33%	0.23%
Total Annual Fund Operating Expenses	1.38%	1.73%	2.11%	1.07%	0.97%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	707	676	314	109	99
Expense Example, with Redemption, 3 Years	987	845	661	340	309
Expense Example, with Redemption, 5 Years	1,287	1,039	1,134	590	536
Expense Example, with Redemption, 10 Years	2,137	1,949	2,441	1,306	1,190

Assuming No Redemption
Expense Example, No Redemption Touchstone Mid Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	176	214
Expense Example, No Redemption, 3 Years	545	661
Expense Example, No Redemption, 5 Years	939	1,134
Expense Example, No Redemption, 10 Years	1,949	2,441

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization of $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index (between $1 billion and $30 billion as of June 30, 2014. The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield” or “Sub-Advisor”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations, and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs: the predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock's peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.

The Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's Prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell Midcap® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Mid Cap Growth Fund - Class A shares Total Return as of December 31

Best Quarter: 3rd Quarter 2009 19.29% Worst Quarter: 4th Quarter 2008 (26.51)% The year-to-date return for the Fund's Class A shares as of June 30, 2014 is 6.34%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Classes A and C shares began operations on October 3, 1994. Class B shares began operations on May 1, 2001. Class Y shares began operations on February 2, 2009. Institutional Class shares began operations on April 1, 2011. Class Y and Institutional Class shares performance was calculated using the historical performance of the Class A shares for the periods prior to February 2, 2009 and April 1, 2011, respectively. Annual returns would differ only to the extent that classes have different expenses.

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns Touchstone Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	26.90%	17.50%	7.85%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	23.64%	16.40%	6.70%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	17.33%	14.18%	6.31%
Class B	Class B Return Before Taxes	29.26%	18.28%	7.93%
Class C	Class C Return Before Taxes	32.70%	18.00%	7.66%
Class Y	Class Y Return Before Taxes	35.05%	19.24%	8.64%
Institutional	Institutional Class Return Before Taxes	35.22%	19.15%	8.60%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.77%